Oct. 16, 2017
ValueShares International Quantitative Value ETF
ValueShares International Quantitative Value ETF
ValueShares International Quantitative Value ETF (IVAL) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated February 21, 2017
Additionally, the section in the Summary Prospectus entitled “Principal Investment Strategies—The Index—Portfolio Construction” is deleted in its entirety and replaced with the following:

Portfolio Construction
At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted semi-annually in each May and November. The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

Please retain this Supplement with your Summary Prospectus for future reference.